Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 11 - Related Party Balances and Transactions

The Company’s relationships with related parties are summarized as follows:

Name of Related Party	Relationship to the Group
Zhengyu Wang	CEO of Epakia Inc., the husband of Yefang Zhang, and a controlling shareholder of the Company
Yefang Zhang	Director, Chairwoman of the Board, and a controlling shareholder of the Company
Wangfeng Yan (i)	Formerly Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang and Yefang Zhang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	Controlled by Wangfeng Yan
Forasen Group	Controlled by Zhengyu Wang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	Controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang

(i) On May 29, 2025, Mr. Wangfeng Yan tendered his resignation as the Chief Executive Officer of the Company due to personal reasons.

Due from a related party

The balances due from a related party were as follows:

	June 30,	December 31,
	2025	2024
Mr. Zhengyu Wang	$-	$118,025

As of December 31, 2024, the Group had advanced funds to Mr. Zhengyu Wang for business purpose, such funds have been collected as of June 30, 2025.

Due to related parties

The balances due to related parties were as follows:

	June 30,	December 31,
	2025	2024
Mr. Zhengyu Wang and his affiliates	$40,823	$-
Mr. Wangfeng Yan and his affiliates	-	11,576
Total	$40,823	$11,576

For the six months ended June 30, 2025, Mr. Zhengyu Wang paid some business expenses on behalf of the Group.

As of December 31, 2024, Mr. Wangfeng Yan and his affiliates had paid some business expenses on behalf of the Group. The balance due to Mr. Wangfeng Yan and his affiliates was $11,576 as of December 31, 2024. As of June 30, 2025, Mr. Wangfeng Yan is no longer as a related party of the Group, thus the balance was reclassified to accrued liabilities and other payables.

All balances due to the related parties were unsecured, interest-free and due upon demand.